Operating leases, from the perspective as a lessee - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Operating Lease Liabilities [Abstract]
2026	$ 1,115,983
2027	1,082,436
2028	1,010,021
2029	967,452
2030	802,542
Thereafter	34,133
Total lease payment	5,012,567
Less: imputed interest	(407,415)
Present value of operating lease liabilities	4,605,152	$ 4,031,580
Less: current obligation	(1,153,766)
Long-term obligation at December 31, 2025	$ 3,451,386